Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

The components of loss before provision for income taxes are as follows (in thousands):

	Year ended December 31,
	2014	2015	2016
Domestic	$(26,187)	$(66,728)	$(69,020)
Foreign	—	(7,906)	(15,354)

Loss before provision for income taxes	$(26,187)	$(74,634)	$(84,374)

Schedule of provision for income tax expense

The income tax expense (benefit) is as follows (in thousands):

	Year ended December 31,
	2014	2015	2016
Current:
Federal	$—	$932	$(958)
State	7	(10)	113
Foreign	—	1,424	5,865

Total current income tax expense	7	2,346	5,020

Deferred:
Federal	2,005	(34,589)	(7,550)
State	177	(2,506)	(31)
Foreign	—	(1,340)	(439)

Total deferred income expense (benefit)	2,182	(38,435)	(8,020)

Income tax expense (benefit)	$2,189	$(36,089)	$(3,000)

Schedule of reconciliation of income tax at the federal statutory rate to the actual effective income tax rate

The reconciliation of income tax at the federal statutory rate to the actual effective income tax rate (benefit) is as follows:

	Year ended December 31,
	2014	2015	2016
Federal statutory rate	(34.0)%	(35.0)%	(35.0)%
Foreign rate differential	—%	0.7%	0.2%
State income taxes, net of federal benefit	(0.8)%	(2.5)%	—%
Nondeductible loan costs	—%	1.5%	1.8%
Nondeductible transaction costs	—%	1.6%	—%
Other differences	0.6%	0.2%	3.2%
Expiration of tax credits	—%	—%	1.9%
Uncertain tax positions	—%	0.3%	0.6%
Valuation allowance	42.6%	(15.2)%	23.7%

	8.4%	(48.4)%	(3.6)%

Schedule of deferred tax liability

The components of the net deferred tax liability consist of the following (in thousands):

	December 31,
	2015	2016
Deferred tax assets:
Accrued expenses	$608	$662
Allowance for bad debt	1,176	1,175
Payroll accruals	2,085	1,818
Foreign tax credits	8,834	9,541
Net operating loss carryforwards	35,862	47,019
Property and equipment, net	—	1,830
Research and development credits	1,569	1,420
Loan costs and interest	3,519	3,441
Other	2,017	1,654

Total deferred tax assets	55,670	68,560
Valuation allowance	(8,274)	(28,211)

Deferred tax assets, net of valuation allowance	$47,396	$40,349

Deferred tax liabilities:
Prepaid expenses and other	$(1,033)	$(512)
Intangible assets	(60,309)	(46,785)
Property and equipment, net	(1,364)	—

Deferred tax liabilities	(62,706)	(47,297)

Net deferred tax liabilities	$(15,310)	$(6,948)

Summary of Income Tax Contingencies

The Company had the following activity for unrecognized tax benefits in 2015 and 2016 (amounts in thousands):

	December 31, 2015	December 31, 2016
Balance-beginning of year	$—	$29,523
Acquisitions	29,701	—
Increases based on tax positions of the current year	795	1,005
Decreases due to lapse of statute	—	(236)
Increases based on tax positions of the prior years	—	1,963
Decreases based on tax positions of the prior years	—	(664)
Currency translation adjustments	(973)	(1,427)

Balance-end of year	$29,523	$30,164